Exhibit 99.2

Remittance Dates:
July 22, 2011 through August 22, 2011

Monthly Servicer's Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Transition Property Servicing Agreement)

ENTERGY TEXAS RESTORATION FUNDING, LLC
Entergy Texas, Inc., as Servicer

Pursuant to Transition Property Servicing Agreement dated November 6, 2009 (the "Transition Property Servicing Agreement") between
Entergy Texas, Inc., as Servicer, and Entergy Texas Restoration Funding, LLC. as Issuer, the Servicer does hereby certify as follows:

		Reconciliation Period:	October 29, 2010 through October 27, 2011
		Remittance Dates:	July 22, 2011 through August 22, 2011

Line	TC Class	a. TCs in Effect		b. TCs Billed	c. Estimated TC
No.					Payments Received

1	Residential Service	$0.00593	per kWh	$ 4,062,691.93	$ 4,041,127.16
2	Small General Service	$0.00755	per kWh	$ 237,594.05	$ 237,091.30
3	General Service	$0.00455	per kWh	$ 1,464,278.70	$ 1,463,316.65
4	Large General Service	$0.00253	per kWh	$ 356,348.21	$ 356,288.36
5	Large Industrial Power Service	$0.28138	per kW	$ 258,008.89	$ 258,008.89
6	Economic As-Available Service	-$0.00250	per kWh	$ (5,061.38)	$ (5,061.38)
7	Standby and Maintenance Service	$0.02572	per kW	$ 13,144.32	$ 13,144.32
8	Street and Outdoor Lighting	$0.03260	per kWh	$ 213,922.00	$ 210,570.29
9	Total			$ 6,600,926.72	$ 6,574,485.59

10	Results of Annual Reconciliation (if applicable):

11	Reconciliation Period:

	TC Class	d. Estimated TC	e. Actual TC	f. Remittance Shortfall	g. Excess Remittance
		Payments Received	Collections	for this Collection	for this Collection

12	Residential Service	$ -	$ -	$ -	$ -
13	Small General Service	$ -	$ -	$ -	$ -
14	General Service	$ -	$ -	$ -	$ -
15	Large General Service	$ -	$ -	$ -	$ -
16	Large Industrial Power Service	$ -	$ -	$ -	$ -
17	Economic As-Available Service	$ -	$ -	$ -	$ -
18	Standby and Maintenance Service	$ -	$ -	$ -	$ -
19	Street and Outdoor Lighting	$ -	$ -	$ -	$ -
20	Total	$ -	$ -	$ -	$ -

	h. Daily remittances previously made by the Servicer to the Collection Account in respect of this Collection Period (c):				$ 6,574,485.59
	i. The amount to be remitted by the Servicer to the Collection Account for this Collection Period is (c + f - g):				$ 6,574,485.59

	j. If (i>h), (i-h) equals net amount due from the Servicer to the Collection Account:				$ -
	k. If (h>i), (h-i) equals net amount due to the Servicer from the Collection Account:				$ -

Capitalized terms used herein have their respective meanings set forth in the Transition Property Servicing Agreement.

In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer's Certificate the 22nd day of August 2011.

ENTERGY TEXAS, INC., as Servicer
By /s/ Frank Williford
Title: Assistant Treasurer

Remittance Dates:
August 23, 2011 through September 20, 2011

Monthly Servicer's Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Transition Property Servicing Agreement)

ENTERGY TEXAS RESTORATION FUNDING, LLC
Entergy Texas, Inc., as Servicer

Pursuant to Transition Property Servicing Agreement dated November 6, 2009 (the "Transition Property Servicing Agreement") between
Entergy Texas, Inc., as Servicer, and Entergy Texas Restoration Funding, LLC. as Issuer, the Servicer does hereby certify as follows:

		Reconciliation Period:	October 29, 2010 through October 27, 2011
		Remittance Dates:	August 23, 2011 through September 20, 2011

Line	TC Class	a. TCs in Effect		b. TCs Billed	c. Estimated TC
No.					Payments Received

1	Residential Service	$0.00593	per kWh	$ 4,155,679.72	$ 4,133,621.35
2	Small General Service	$0.00755	per kWh	$ 247,876.49	$ 247,351.98
3	General Service	$0.00455	per kWh	$ 1,507,297.29	$ 1,506,307.01
4	Large General Service	$0.00253	per kWh	$ 363,687.16	$ 363,626.10
5	Large Industrial Power Service	$0.28138	per kW	$ 256,606.22	$ 256,606.22
6	Economic As-Available Service	-$0.00250	per kWh	$ (17,640.94)	$ (17,640.94)
7	Standby and Maintenance Service	$0.02572	per kW	$ 12,468.91	$ 12,468.91
8	Street and Outdoor Lighting	$0.03260	per kWh	$ 214,502.50	$ 211,141.67
9	Total			$ 6,740,477.35	$ 6,713,482.30

10	Results of Annual Reconciliation (if applicable):

11	Reconciliation Period:

	TC Class	d. Estimated TC	e. Actual TC	f. Remittance Shortfall	g. Excess Remittance
		Payments Received	Collections	for this Collection	for this Collection

12	Residential Service	$ -	$ -	$ -	$ -
13	Small General Service	$ -	$ -	$ -	$ -
14	General Service	$ -	$ -	$ -	$ -
15	Large General Service	$ -	$ -	$ -	$ -
16	Large Industrial Power Service	$ -	$ -	$ -	$ -
17	Economic As-Available Service	$ -	$ -	$ -	$ -
18	Standby and Maintenance Service	$ -	$ -	$ -	$ -
19	Street and Outdoor Lighting	$ -	$ -	$ -	$ -
20	Total	$ -	$ -	$ -	$ -

	h. Daily remittances previously made by the Servicer to the Collection Account in respect of this Collection Period (c):				$ 6,713,482.30
	i. The amount to be remitted by the Servicer to the Collection Account for this Collection Period is (c + f - g):				$ 6,713,482.30

	j. If (i>h), (i-h) equals net amount due from the Servicer to the Collection Account:				$ -
	k. If (h>i), (h-i) equals net amount due to the Servicer from the Collection Account:				$ -

Capitalized terms used herein have their respective meanings set forth in the Transition Property Servicing Agreement.

In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer's Certificate the 20th day of September 2011.

ENTERGY TEXAS, INC., as Servicer
By /s/ Frank Williford
Title: Assistant Treasurer

Remittance Dates:
September 21, 2011 through October 20, 2011

Monthly Servicer's Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Transition Property Servicing Agreement)

ENTERGY TEXAS RESTORATION FUNDING, LLC
Entergy Texas, Inc., as Servicer

Pursuant to Transition Property Servicing Agreement dated November 6, 2009 (the "Transition Property Servicing Agreement") between
Entergy Texas, Inc., as Servicer, and Entergy Texas Restoration Funding, LLC. as Issuer, the Servicer does hereby certify as follows:

		Reconciliation Period:	October 29, 2010 through October 27, 2011
		Remittance Dates:	September 21, 2011 through October 20, 2011

Line	TC Class	a. TCs in Effect		b. TCs Billed	c. Estimated TC
No.					Payments Received

1	Residential Service	$0.00593	per kWh	$ 4,057,797.65	$ 4,036,258.89
2	Small General Service	$0.00755	per kWh	$ 232,571.10	$ 232,078.98
3	General Service	$0.00455	per kWh	$ 1,532,122.18	$ 1,531,115.58
4	Large General Service	$0.00253	per kWh	$ 352,816.25	$ 352,756.98
5	Large Industrial Power Service	$0.28138	per kW	$ 249,837.29	$ 249,837.29
6	Economic As-Available Service	-$0.00250	per kWh	$ (13,639.94)	$ (13,639.94)
7	Standby and Maintenance Service	$0.02572	per kW	$ 12,468.91	$ 12,468.91
8	Street and Outdoor Lighting	$0.03260	per kWh	$ 214,355.15	$ 210,996.63
9	Total			$ 6,638,328.59	$ 6,611,873.32

10	Results of Annual Reconciliation (if applicable):

11	Reconciliation Period:

	TC Class	d. Estimated TC	e. Actual TC	f. Remittance Shortfall	g. Excess Remittance
		Payments Received	Collections	for this Collection	for this Collection

12	Residential Service	$ -	$ -	$ -	$ -
13	Small General Service	$ -	$ -	$ -	$ -
14	General Service	$ -	$ -	$ -	$ -
15	Large General Service	$ -	$ -	$ -	$ -
16	Large Industrial Power Service	$ -	$ -	$ -	$ -
17	Economic As-Available Service	$ -	$ -	$ -	$ -
18	Standby and Maintenance Service	$ -	$ -	$ -	$ -
19	Street and Outdoor Lighting	$ -	$ -	$ -	$ -
20	Total	$ -	$ -	$ -	$ -

	h. Daily remittances previously made by the Servicer to the Collection Account in respect of this Collection Period (c):				$ 6,611,873.32
	i. The amount to be remitted by the Servicer to the Collection Account for this Collection Period is (c + f - g):				$ 6,611,873.32

	j. If (i>h), (i-h) equals net amount due from the Servicer to the Collection Account:				$ -
	k. If (h>i), (h-i) equals net amount due to the Servicer from the Collection Account:				$ -

Capitalized terms used herein have their respective meanings set forth in the Transition Property Servicing Agreement.

In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer's Certificate the 20th day of October 2011.

ENTERGY TEXAS, INC., as Servicer
By /s/ Frank Williford
Title: Assistant Treasurer

Remittance Dates:
October 21, 2011 through November 18, 2011

Monthly Servicer's Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Transition Property Servicing Agreement)

ENTERGY TEXAS RESTORATION FUNDING, LLC
Entergy Texas, Inc., as Servicer

Pursuant to Transition Property Servicing Agreement dated November 6, 2009 (the "Transition Property Servicing Agreement") between
Entergy Texas, Inc., as Servicer, and Entergy Texas Restoration Funding, LLC. as Issuer, the Servicer does hereby certify as follows:

		Reconciliation Period:	October 29, 2010 through October 27, 2011
		Remittance Dates:	October 21, 2011 through November 18, 2011

Line	TC Class	a. TCs in Effect		b. TCs Billed	c. Estimated TC
No.					Payments Received

1	Residential Service	$0.00593	per kWh	$ 2,913,922.14	$ 2,898,455.04
2	Small General Service	$0.00755	per kWh	$ 197,446.27	$ 197,028.49
3	General Service	$0.00455	per kWh	$ 1,303,614.73	$ 1,302,758.24
4	Large General Service	$0.00253	per kWh	$ 337,366.94	$ 337,310.26
5	Large Industrial Power Service	$0.28138	per kW	$ 250,105.51	$ 250,105.51
6	Economic As-Available Service	-$0.00250	per kWh	$ (1,331.75)	$ (1,331.75)
7	Standby and Maintenance Service	$0.02572	per kW	$ 12,468.91	$ 12,468.91
8	Street and Outdoor Lighting	$0.03260	per kWh	$ 214,711.77	$ 211,347.66
9	Total			$ 5,228,304.52	$ 5,208,142.36

10	Results of Annual Reconciliation (if applicable):

11	Reconciliation Period:

	TC Class	d. Estimated TC	e. Actual TC	f. Remittance Shortfall	g. Excess Remittance
		Payments Received	Collections	for this Collection	for this Collection

12	Residential Service	$ -	$ -	$ -	$ -
13	Small General Service	$ -	$ -	$ -	$ -
14	General Service	$ -	$ -	$ -	$ -
15	Large General Service	$ -	$ -	$ -	$ -
16	Large Industrial Power Service	$ -	$ -	$ -	$ -
17	Economic As-Available Service	$ -	$ -	$ -	$ -
18	Standby and Maintenance Service	$ -	$ -	$ -	$ -
19	Street and Outdoor Lighting	$ -	$ -	$ -	$ -
20	Total	$ -	$ -	$ -	$ -

	h. Daily remittances previously made by the Servicer to the Collection Account in respect of this Collection Period (c):				$ 5,208,142.36
	i. The amount to be remitted by the Servicer to the Collection Account for this Collection Period is (c + f - g):				$ 5,208,142.36

	j. If (i>h), (i-h) equals net amount due from the Servicer to the Collection Account:				$ -
	k. If (h>i), (h-i) equals net amount due to the Servicer from the Collection Account:				$ -

Capitalized terms used herein have their respective meanings set forth in the Transition Property Servicing Agreement.

In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer's Certificate the 21st day of November 2011.

ENTERGY TEXAS, INC., as Servicer
By /s/ Frank Williford
Title: Assistant Treasurer

Remittance Dates:
November 21, 2011 through December 20, 2011

Monthly Servicer's Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Transition Property Servicing Agreement)

ENTERGY TEXAS RESTORATION FUNDING, LLC
Entergy Texas, Inc., as Servicer

Pursuant to Transition Property Servicing Agreement dated November 6, 2009 (the "Transition Property Servicing Agreement") between
Entergy Texas, Inc., as Servicer, and Entergy Texas Restoration Funding, LLC. as Issuer, the Servicer does hereby certify as follows:

		Reconciliation Period:	October 28, 2011 through October 31, 2012
		Remittance Dates:	November 21, 2011 through December 20, 2011

Line	TC Class	a. TCs in Effect		b. TCs Billed	c. Estimated TC
No.					Payments Received

1	Residential Service	$0.00539	per kWh	$ 1,929,403.44	$ 1,919,162.17
2	Small General Service	$0.00692	per kWh	$ 152,101.08	$ 151,779.22
3	General Service	$0.00410	per kWh	$ 1,040,584.02	$ 1,039,900.36
4	Large General Service	$0.00222	per kWh	$ 270,966.34	$ 270,920.83
5	Large Industrial Power Service	$0.25398	per kW	$ 217,140.73	$ 217,140.73
6	Economic As-Available Service	-$0.00492	per kWh	$ (481.91)	$ (481.91)
7	Standby and Maintenance Service	$0.02245	per kW	$ 14,172.57	$ 14,172.57
8	Street and Outdoor Lighting	$0.02896	per kWh	$ 191,006.11	$ 188,013.42
9	Total			$ 3,814,892.38	$ 3,800,607.39

10	Results of Annual Reconciliation (if applicable):

11	Reconciliation Period:

	TC Class	d. Estimated TC	e. Actual TC	f. Remittance Shortfall	g. Excess Remittance
		Payments Received	Collections	for this Collection	for this Collection

12	Residential Service	$ -	$ -	$ -	$ -
13	Small General Service	$ -	$ -	$ -	$ -
14	General Service	$ -	$ -	$ -	$ -
15	Large General Service	$ -	$ -	$ -	$ -
16	Large Industrial Power Service	$ -	$ -	$ -	$ -
17	Economic As-Available Service	$ -	$ -	$ -	$ -
18	Standby and Maintenance Service	$ -	$ -	$ -	$ -
19	Street and Outdoor Lighting	$ -	$ -	$ -	$ -
20	Total	$ -	$ -	$ -	$ -

	h. Daily remittances previously made by the Servicer to the Collection Account in respect of this Collection Period (c):				$ 3,800,607.39
	i. The amount to be remitted by the Servicer to the Collection Account for this Collection Period is (c + f - g):				$ 3,800,607.39

	j. If (i>h), (i-h) equals net amount due from the Servicer to the Collection Account:				$ -
	k. If (h>i), (h-i) equals net amount due to the Servicer from the Collection Account:				$ -

Capitalized terms used herein have their respective meanings set forth in the Transition Property Servicing Agreement.

In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer's Certificate the 20th day of December 2011.

ENTERGY TEXAS, INC., as Servicer
By /s/ Frank Williford
Title: Assistant Treasurer

Remittance Dates:
December 21, 2011 through January 20, 2012

Monthly Servicer's Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Transition Property Servicing Agreement)

ENTERGY TEXAS RESTORATION FUNDING, LLC
Entergy Texas, Inc., as Servicer

Pursuant to Transition Property Servicing Agreement dated November 6, 2009 (the "Transition Property Servicing Agreement") between
Entergy Texas, Inc., as Servicer, and Entergy Texas Restoration Funding, LLC. as Issuer, the Servicer does hereby certify as follows:

		Reconciliation Period:	October 28, 2011 through October 31, 2012
		Remittance Dates:	December 21, 2011 through January 20, 2012

Line	TC Class	a. TCs in Effect		b. TCs Billed	c. Estimated TC
No.					Payments Received

1	Residential Service	$0.00539	per kWh	$ 2,095,367.74	$ 2,084,245.51
2	Small General Service	$0.00692	per kWh	$ 154,124.71	$ 153,798.58
3	General Service	$0.00410	per kWh	$ 993,437.34	$ 992,784.66
4	Large General Service	$0.00222	per kWh	$ 268,638.12	$ 268,592.98
5	Large Industrial Power Service	$0.25398	per kW	$ 218,417.39	$ 218,417.39
6	Economic As-Available Service	-$0.00492	per kWh	$ (63.47)	$ (63.47)
7	Standby and Maintenance Service	$0.02245	per kW	$ 14,172.57	$ 14,172.57
8	Street and Outdoor Lighting	$0.02896	per kWh	$ 191,933.89	$ 188,926.67
9	Total			$ 3,936,028.29	$ 3,920,874.89

10	Results of Annual Reconciliation (if applicable):

11	Reconciliation Period:

	TC Class	d. Estimated TC	e. Actual TC	f. Remittance Shortfall	g. Excess Remittance
		Payments Received	Collections	for this Collection	for this Collection

12	Residential Service	$ -	$ -	$ -	$ -
13	Small General Service	$ -	$ -	$ -	$ -
14	General Service	$ -	$ -	$ -	$ -
15	Large General Service	$ -	$ -	$ -	$ -
16	Large Industrial Power Service	$ -	$ -	$ -	$ -
17	Economic As-Available Service	$ -	$ -	$ -	$ -
18	Standby and Maintenance Service	$ -	$ -	$ -	$ -
19	Street and Outdoor Lighting	$ -	$ -	$ -	$ -
20	Total	$ -	$ -	$ -	$ -

	h. Daily remittances previously made by the Servicer to the Collection Account in respect of this Collection Period (c):				$ 3,920,874.89
	i. The amount to be remitted by the Servicer to the Collection Account for this Collection Period is (c + f - g):				$ 3,920,874.89

	j. If (i>h), (i-h) equals net amount due from the Servicer to the Collection Account:				$ -
	k. If (h>i), (h-i) equals net amount due to the Servicer from the Collection Account:				$ -

Capitalized terms used herein have their respective meanings set forth in the Transition Property Servicing Agreement.

In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer's Certificate the 20th day of January 2012.

ENTERGY TEXAS, INC., as Servicer
By /s/ Frank Williford
Title: Assistant Treasurer